Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurement
Schedule of assets and liabilities that are measured and recorded at fair value on a recurring basis

	As of December 31, 2021
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Liabilities
Consideration payable for acquisition-current	—	—	(2,574)	(2,574)
Consideration payable for acquisition-noncurrent	—	—	—	—
Total	—	—	(2,574)	(2,574)

As of December 31, 2022
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Liabilities
Consideration payable for acquisition-current	—	—	—	—
Consideration payable for acquisition-noncurrent	—	—	—	—
Total	—	—	—	—